PROVISIONS FOR LEGAL AND OTHERS	12 Months Ended
Dec. 31, 2017
Disclosure of provisions for legal and others [Abstract]
Disclosure of provisions [text block]
NOTE 23 – PROVISONS FOR LEGAL AND OTHERS

Roll-forward of legal provisions during the years ended on December 31, 2017 and 2016 are as follows:

	For Legal		Other Provisions		Total Provisions
Balance as of December 31, 2014	Ps.	185,656	Ps.	558,997	Ps.	744,653
Provisions increase during the year		13,406		72,032		85,438
Use of provisions		(27,816)		(60,085)		(87,901)
Amounts reversed due to provisions not utilized		(22,932)		(21,033)		(43,965)
Financial cost		-		(1,284)		(1,284)
Variations in exchange in foreing currency		-		195		195
Reclassification		-		(96,909)		(96,909)
Balance as of December 31, 2015	Ps.	148,314	Ps.	451,913	Ps.	600,227
Provisions increase during the year		32,405		363,211		395,616
Use of provisions		(13,143)		(319,592)		(332,735)
Amounts reversed due to provisions not utilized		(12,938)		(30,249)		(43,187)
Reclassifications		1,111		(676)		435
Balance as of December 31, 2016	Ps.	155,749	Ps.	464,607	Ps.	620,356
Provisions increase during the year		32,670		222,349		255,019
Use of provisions		(15,012)		(117,643)		(132,655)
Amounts reversed due to provisions not utilized		(7,870)		(42,459)		(50,329)
Reclassifications		(184)		408		224
Balance as of December 31, 2017	Ps.	165,353	Ps.	527,262	Ps.	692,615

Provisions for legal:

Administrative proceedings

At December 31, 2017 and 2016 provisions were recorded for administrative proceedings for Ps. 68,526 and Ps. 65,042 respectively, for litigation, mainly due to the alleged breach of contract for building the Gibraltar-Bucaramanga pipeline -amounting to Ps. 50,107 and Ps. 43,592 respectively. This process is currently in the State Council, subject to an appeal which was filed for annulment of the Arbitral Award rendered by the Arbitration Tribunal.

Labor proceedings

At December 31, 2017 and 2016 provisions were recorded by labor proceedings for Ps. 46,785 and Ps. 46,475 respectively. Labor proceedings include labor pursuits, indemnities for ex-employees against of several subsidiaries of Grupo Aval and pensions claims (survivor pensions, invalidity pensions, seniority pensions, return of balances, etc.) in Porvenir, the time expected for resolution is uncertain due to the fact that each proceeding is based on different instances, however, most cases are resolved in favor of Grupo Aval.

Other proceedings

At December 31, 2017 and 2016 other legal were recorded proceedings for Ps. 50,042 and Ps. 44,233, respectively, the most representative being the litigation against Compañía Hotelera Cartagena de Indias for Ps. 24,815 and Ps. 23,289, as of December 31, 2017 and 2016, respectively, that claims to declare the violation of collective rights and interests of administrative morality, the enjoyment of public space, the enjoyment of a healthy environment and the existence of ecological balance and management and rational use of natural resources property of the State, and that, as a consequence of this violation, will be ordered to the State the restitution of 37,018 square meters, result of the accretions on the sea and of the illegal contribution of five lots delivered by the Municipality of Cartagena. In addition, a provision was made in Porvenir to cover claims for estimating payments to the Unidad de Gestión Pensional y Parafiscal for outstanding contributions of the AFP Horizonte to its employees in 2012 and 2013 for Ps. 20,449 and Ps. 15,550, respectively.

Other provisions:

At December 31, 2017 and 2016 other provisions recorded amounting Ps. 527,262 and Ps. 464,607, respectlively, are mainly comprised by a provision of Corficolombiana affiliates for Ps. 229,447 and Ps. 204,670, respectively, associated with the maintenance, restoration and rehabilitation of constructions and buildings, dismantling of assets, professional fees relating to development of concession contracts. Additionally, this caption includes a provision of Porvenir subsidiary for individual savings accounts shortfalls of people, which their retirement pensions are covered by the mandatory fund denominated “Fondo de Pensiones Obligatorias Especial Porvenir del Retiro Programado” managed by Porvenir, pursuant to legal provisions in force requiring they should be assumed by the pensions fund manager. This provision is calculated in accordance with projections performed based on actuarial assumptions that show some people with limited resources in the Fund will not cover their future pension payments. The provisions for this matter at December 31, 2017 and 2016 amounted Ps. 175,000 and Ps. 173,541, respectively.

Other provisions also includes provisions of several subsidiaries of Grupo Aval for Ps. 50,541 and Ps. 38,292 for the periods ended on December 31, 2017 and 2016, respectively, corresponding to the dismantling of ATMs and offices; and for Ps. 23,462 and Ps. 25,154, respectively, for provisions of losses on loan commitments.